Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments - Fair value measurements on a recurring basis (Table)

As of December 31, 2025:

Items Measured at Fair Value on a recurring Basis - Fair Value Measurements

Recurring measurements:	December 31, 2025	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
Cross Currency SWAP (100,000) - asset position	$13,682	$–	$13,682	$–
Total	$13,682	$–	$13,682	$–

As of December 31, 2024:

Items Measured at Fair Value on a recurring Basis - Fair Value Measurements

Recurring measurements:	December 31, 2024	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)
Cross Currency SWAP (100,000) - asset position	$1,574	$–	$1,574	$–
Cross Currency SWAP (120,000) - liability position	(14,588)	–	(14,588)	–
Cross Currency SWAP (30,000) - liability position	(3,526)	–	(3,526)	–
Total	$(16,540)	$–	$(16,540)	$–

Financial Instruments - Concentration of Credit Risk (Table)

	2025	2024	2023
BP Gas Marketing Limited (“BP”)	18%	23%	34%
Bonny Gas Transport Limited (“BGT”)	16%	< 10%	—
Cheniere Marketing International LLP (“Cheniere”)	14%	17%	26%
Hartree Partners Power & Gas Company (UK) Limited (“Hartree”)	10%	12%	16%
Engie Energy Marketing Singapore Pte Ltd (“Engie”)	< 10%	< 10%	11%
Qatar Energy Trading LLC (“Qatar Energy”)	10%	12%	< 10%